Basic and diluted earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Earnings per share [Line Items]
Schedule of basic and diluted earnings per common share

	For the year ended	For the year ended	For the year ended
	December 31, 2025	December 31, 2024	December 31, 2023
	US$(000)	US$(000)	US$(000)

Profit for the period (US$)	1,367,129,000	953,177,000	778,964,000
Weighted average number of share outstanding (Note 12(a))	350,056,012	350,056,012	350,056,012
Basic and diluted earnings per share (US$)	3.905	2.723	2.225